Income Taxes - Schedule of Tax Impact on Deferred Tax Asset and Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 CNY (¥)
Current deferred tax asset:
Tax losses	$ 3,387	¥ 20,502		¥ 21,949
Valuation allowances	(3,387)	(20,502)	$ (3,626)	(21,949)	¥ (21,814)
Current deferred tax asset, net	$ 0	¥ 0		¥ 0